Commitments - PIPE Subscription Agreements (Details) - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2019 [1]	Dec. 31, 2020
Business Acquisition [Line Items]
Aggregate cash amount for new issuances	$ 112,187,788		$ 25,000
Purchase price				$ 10.00
PIPE Subscription Agreements | Merger Agreement with Merger Sub and Qualtek [Member]
Business Acquisition [Line Items]
Aggregate cash amount for new issuances		$ 66,100,000
Purchase price		$ 10.00
Offering related expenses		$ 5,150,000

[1]	Includes 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).